UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                    ----------

                          Gabelli Investor Funds, Inc.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE GABELLI ABC FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The Gabelli ABC Fund gained 1.32% during the fourth quarter and 1.93% for full year 2004. We note that 2004 was the 11th consecutive calendar year during which the Fund had positive performance.

      Merger activity in the United States totaled $833 billion in 2004, a 46% increase over 2003. It was the highest level of activity since the year 2000. A total of 8,313 deals were announced, with an average size of $100 million. The U.S. accounted for 43% of global transactions. The three largest deals of the year were:

      - JPM Morgan  Chase's  (JPM - $39.01 - NYSE) $59 billion  merger with Bank
        One

      - Cingular's  acquisition  of telecom  giant AT&T  Wireless

      - Sprint's (FON  -  $24.85  -  NYSE)   agreement  to  buy  wireless  rival
        Nextel Communications (NXTL - $30.01 - Nasdaq)

      The Fund invests in "event" driven situations such as announced mergers, acquisitions and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of capital. Among the deals that the Fund participated in during the year were AT&T Wireless, Aventis, Cox Communications, Charter One, CellTech Group plc, Dial Corp., Esperion Therapeutics, Extended Stay America, Horizon Organic, PeopleSoft, Prime Hospitality, and Therasense.

      Some of the best performers in 2004 from the long-term holdings in the ABC Fund include Griffin Land up 93.48%, Juno Lighting up 86.67%, Packaging Dynamics up 37.14% and Argonaut Group up 35.97%. Positions that the Fund had at the beginning of 2004 and hurt performance in 2004 were Fairchild down 26.79%, Titan down 25.72%, WHX down 15.56%, Katy Industries down 9.28% and Northeast Utilities down 6.54%. The Fund's cash and cash equivalents at the end of 2004 was 64% or approximately 10 percentage points less than the level at the end of 2003.

                                                           Sincerely yours,


                                                           /s/ Bruce N. Alpert
                                                           Bruce N. Alpert
February 23, 2005                                          President

 COMPARISON OF CHANGE IN VALUE OF A $50,000 INVESTMENT IN THE GABELLI ABC FUND,
       THE LIPPER U.S. TREASURY MONEY MARKET AVERAGE AND THE S&P 500 INDEX

                                 [GRAPH OMITTED]
                               PLOT POINTS FOLLOW:

                                       Lipper U.S. Treasury             S&P 500
              Gabelli ABC Fund         Money Market Average               Index
5/14/93                 50,000                       50,000              50,000
12/31/93                54,550                       50,815              53,295
12/31/94                57,021                       52,649              53,993
12/31/95                63,396                       55,456              74,257
12/31/96                68,335                       58,090              91,299
12/31/97                77,047                       60,692             121,747
12/31/98                85,630                       63,527             156,566
12/31/99                93,337                       66,233             189,492
12/31/00               103,464                       69,902             172,249
12/31/01               108,182                       72,251             151,768
12/31/02               109,123                       72,995             118,243
12/31/03               114,514                       73,302             152,143
12/31/04               116,724                       73,734             168,681

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

                           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
                           ----------------------------------------------------
                                                                                                        Since
                                                                                                      Inception
                                                QUARTER    1 YEAR     3 YEAR      5 YEAR    10 YEAR   (5/14/93)
-----------------------------------------------------------------------------------------------------------------
 GABELLI ABC FUND ..............................  1.32%      1.93%      2.57%      4.57%      7.43%      7.55%

 S&P 500 Index .................................  9.23      10.87       3.58      (2.30)     12.07      11.28
 Lipper U.S. Treasury Money Market Avg. ........  0.28       0.59       0.69       2.16       3.49       3.45(b)

  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR PERIODS LESS THAN ONE YEAR IS NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
      PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED SINCE APRIL 1, 2002. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH-END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
  (b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                     Beginning         Ending     Annualized     Expenses
                   Account Value   Account Value    Expense     Paid During
                       7/1/04        12/31/04        Ratio        Period*
--------------------------------------------------------------------------------
GABELLI ABC FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Gabelli ABC Fund     $1,000.00      $1,017.30        0.61%         $3.09

HYPOTHETICAL 5% RETURN
Gabelli ABC Fund     $1,000.00      $1,022.07        0.61%         $3.10

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


GABELLI ABC FUND

U.S. Government Obligations .................... 64.2%
Food and Beverage ..............................  6.8%
Energy and Utilities ...........................  6.2%
Computer Software and Services .................  5.8%
Hotels and Gaming ..............................  3.7%
Real Estate ....................................  2.7%
Electronics ....................................  1.9%
Financial Services .............................  1.6%
Consumer Products ..............................  1.2%
Transportation .................................  1.1%
Health Care ....................................  1.1%
Aerospace ......................................  0.9%
Metals and Mining ..............................  0.8%
Environmental Services .........................  0.7%
Business Services ..............................  0.5%
Diversified Industrial .........................  0.3%
Publishing .....................................  0.2%
Automotive: Parts and Accessories ..............  0.2%
Equipment and Supplies .........................  0.1%
Aviation: Parts and Services ...................  0.1%
Broadcasting ...................................  0.1%
Other Assets and Liabilities - Net ............. (0.2%)
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A special meeting of shareholders of The Gabelli ABC Fund was held on December 30, 2004 to vote on one proposal: The approval of a charter amendment requiring investment accounts held at the Fund's transfer agent, State Street Bank & Trust Company, to be directly registered to the beneficial owners of the Fund. There were 20,766,672 shares voting in favor of the proposal, 112,880 shares voting against the proposal and 43,767 shares abstained.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                      MARKET
     SHARES                              COST         VALUE
     ------                             ------        ------
              COMMON STOCKS -- 35.2%
              AEROSPACE -- 0.9%
      1,000   Societe Nationale d'Etude et de
                Construction de
                Moteurs d'Avion+ ...$     21,622   $     24,711
    170,000   Titan Corp.+ .........   3,520,434      2,754,000
                                    ------------   ------------
                                       3,542,056      2,778,711
                                    ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
      1,000   BERU AG ..............      86,849         93,109
     27,000   Dana Corp. ...........     426,109        467,910
      5,000   Federal-Mogul Corp.+ .      14,937          1,800
                                    ------------   ------------
                                         527,895        562,819
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
      1,000   Aviall Inc.+ .........       8,837         22,970
     15,000   Fairchild Corp.,
                Cl. A+ .............      92,169         55,350
     17,100   Kaman Corp., Cl. A ...     305,610        216,315
                                    ------------   ------------
                                         406,616        294,635
                                    ------------   ------------
              BROADCASTING -- 0.1%
      6,000   Liberty Corp. ........     270,808        263,760
        500   Salem Communications
                Corp., Cl. A+ ......       3,895         12,475
                                    ------------   ------------
                                         274,703        276,235
                                    ------------   ------------
              BUSINESS SERVICES -- 0.0%
      2,580   ProcureNet Inc.+ (a) .           0            387
                                    ------------   ------------
              CABLE AND SATELLITE -- 0.0%
      2,000   Liberty Media International
                Inc., Cl. A+ .......      70,079         92,460
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 5.8%
     95,000   MarketWatch Inc.+ ....   1,065,774      1,710,000
    600,000   PeopleSoft Inc.+ .....  15,794,735     15,888,000
  1,215,000   StorageNetworks Inc.
                Escrow+ (a) ........           0         36,450
                                    ------------   ------------
                                      16,860,509     17,634,450
                                    ------------   ------------
              CONSUMER PRODUCTS -- 1.2%
     82,000   Del Laboratories Inc.+   2,830,187      2,849,500
     60,000   Levcor International
                Inc.+ ..............     140,640        123,000
     35,000   Packaging Dynamics
                Corp. ..............     224,328        504,000
     61,035   Revlon Inc., Cl. A+ ..     120,178        140,380
                                    ------------   ------------
                                       3,315,333      3,616,880
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.2%
      6,000   Ampco-Pittsburgh Corp.      69,606         87,600
     50,120   Harbor Global Co. Ltd.+    222,922        466,116
      4,000   Katy Industries Inc.+       41,365         20,720
                                    ------------   ------------
                                         333,893        574,436
                                    ------------   ------------
              ELECTRONICS -- 1.8%
    180,000   DuPont Photomasks Inc.+  4,748,230      4,753,800
     94,000   Monolithic System
                Technology Inc.+ ...     489,797        585,620
                                    ------------   ------------
                                       5,238,027      5,339,420
                                    ------------   ------------
              ENERGY AND UTILITIES -- 6.1%
      5,000   BayCorp Holdings Ltd.+      73,579         63,450
    233,000   Kaneb Services LLC ...   9,968,382     10,063,270
      6,000   Kerr-McGee Corp. .....     293,732        346,740
     35,000   Northeast Utilities ..     695,575        659,750
    100,000   Patina Oil &
                Gas Corp. ..........   3,694,748      3,750,000
     25,000   Progress Energy
                Inc., CVO+ .........      13,000          3,250
     10,000   Public Service Enterprise
                Group Inc. .........     500,800        517,700

                                                      MARKET
     SHARES                              COST         VALUE
     ------                             ------        ------
    120,000   Unisource
                Energy Corp. .......$  2,950,594   $  2,893,200
                                    ------------   ------------
                                      18,190,410     18,297,360
                                    ------------   ------------
              ENTERTAINMENT -- 0.0%
     25,000   GC Companies Inc.+ (a)       3,750         21,500
     10,000   Liberty Media Corp.,
                Cl. A+ .............      89,478        109,800
                                    ------------   ------------
                                          93,228        131,300
                                    ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.7%
     50,000   Ionics Inc.+ .........   2,168,453      2,167,000
                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
     25,000   Baldwin Technology Co.
                Inc., Cl. A+ .......      59,500         75,000
      8,000   Juno Lighting Inc. ...     100,394        336,000
      1,000   Masonite International
                Corp.+ .............      32,870         34,360
      1,000   SMTEK International
                Inc.+ ..............      14,000         14,100
                                    ------------   ------------
                                         206,764        459,460
                                    ------------   ------------
              FINANCIAL SERVICES -- 1.6%
     19,000   Argonaut Group Inc.+ .     450,608        401,470
      1,000   First Data Corp. .....      28,875         42,540
     80,000   First National Bankshares of
                Florida Inc. .......   1,902,513      1,912,000
     17,000   Gold Banc Corp. Inc.       233,646        248,540
      1,000   Leucadia National
                Corp. ..............      30,175         69,480
     95,000   Riggs National Corp. .   2,155,953      2,019,700
                                    ------------   ------------
                                       4,801,770      4,693,730
                                    ------------   ------------
              FOOD AND BEVERAGE -- 6.8%
     20,000   Denny's Corp.+ .......      49,969         90,000
    250,000   Dreyer's Grand Ice Cream
                Holdings Inc.,
                Cl. A ..............  19,514,035     20,107,500
        500   Genesee Corp.,
                Cl. A+ .............         750          1,000
     12,200   Genesee Corp.,
                Cl. B+ .............       4,466         24,400
    142,100   Grupo Continental SA .     218,331        272,803
                                    ------------   ------------
                                      19,787,551     20,495,703
                                    ------------   ------------
              HEALTH CARE -- 1.1%
     35,000   Guidant Corp. ........   2,513,299      2,523,500
     20,000   NeighborCare Inc.+ ...     531,431        614,400
      2,000   Sola International
                Inc.+ ..............      55,140         55,080
        501   Zimmer Holdings
                Inc.+ ..............      27,052         40,140
                                    ------------   ------------
                                       3,126,922      3,233,120
                                    ------------   ------------
              HOTELS AND GAMING -- 3.7%
     55,000   Argosy Gaming Co.+ ...   2,569,994      2,568,500
        600   Las Vegas
                Sands Corp.+ .......      17,400         28,800
    120,000   Mandalay Resort
                Group ..............   8,260,730      8,451,600
                                    ------------   ------------
                                      10,848,124     11,048,900
                                    ------------   ------------
              METALS AND MINING -- 0.8%
     42,000   Alcan Inc. ...........   1,840,000      2,059,680
     20,000   Gold Fields
                Ltd., ADR ..........     255,907        249,600
     10,000   Royal Oak
                Mines Inc.+ ........      11,858             55
                                    ------------   ------------
                                       2,107,765      2,309,335
                                    ------------   ------------
              PUBLISHING -- 0.2%
     10,000   Pulitzer Inc. ........     639,423        648,500
                                    ------------   ------------
              REAL ESTATE -- 2.7%
     66,800   Griffin Land &
                Nurseries Inc.+ ....   1,530,333      1,720,100
        316   HomeFed Corp.+ .......         566         16,630
     74,200   Kramont Realty Trust .   1,748,624      1,736,280
     73,000   LNR Property Corp. ...   4,583,098      4,592,430
      1,000   ProLogis .............      22,650         43,330
                                    ------------   ------------
                                       7,885,271      8,108,770
                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                      MARKET
     SHARES                              COST         VALUE
     ------                             ------        ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 0.0%
     10,141   ATX Communications
                Inc.+ ..............$     17,960   $        406
      1,000   Song Networks
                Holding AB+ ........      10,745         14,371
      3,000   Telegroup Inc.+ ......          32              0
                                    ------------   ------------
                                          28,737         14,777
                                    ------------   ------------
              TRANSPORTATION -- 1.1%
     70,000   Stelmar Shipping
                Ltd. ...............   3,347,680      3,339,700
                                    ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.0%
        500   American Tower Corp.,
                Cl. A+ .............       7,707          9,200
     14,000   Metricom Inc.+ .......       1,680             56
     50,000   Winstar Communications
                Inc.+ (a) ..........       2,125             50
                                    ------------   ------------
                                          11,512          9,306
                                    ------------   ------------
              TOTAL COMMON STOCKS .. 103,812,721    106,127,394
                                    ------------   ------------
              PREFERRED STOCKS -- 0.1%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
      2,000     7.500% Cv. Pfd.,
                Ser. A+ (a)(b) .....         185              0
      1,000     7.500% Cv.
                Pfd.+ (a)(b) .......          92              0
                                    ------------   ------------
                                             277              0
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
     24,000     6.500% Cv. Pfd.,
                Ser. A+ ............     413,793         98,400
     24,000     $3.75 Cv. Pfd.,
                Ser. B+ ............     251,690         96,000
                                    ------------   ------------
                                         665,483        194,400
                                    ------------   ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries Holdings Inc.,
                12.000% Pfd.+ ......       4,750          1,040
                                    ------------   ------------
              TOTAL PREFERRED
                STOCKS .............     670,510        195,440
                                    ------------   ------------
  PRINCIPAL
   AMOUNT
  ---------
              CORPORATE BONDS -- 0.5%
              BUSINESS SERVICES -- 0.3%
$ 1,500,000   GP Strategies Corp., Sub. Deb.,
                6.000%,
                08/14/08 (a) .......   1,114,489      1,025,097
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%,
                02/15/08+ (a)(b) ...       2,250              0
                                    ------------   ------------
              ELECTRONICS -- 0.1%
    400,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ...     339,729        416,000
                                    ------------   ------------
              ENERGY AND UTILITIES -- 0.1%
    250,000   Mirant Corp., Deb. Cv.,
                2.500%,
                06/15/21+ (b) ......     188,752        181,562
                                    ------------   ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc.,
                Sub. Deb.,
                8.000%,
                08/15/03+ (a)(b) ...       4,000              0
                                    ------------   ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%,
                05/01/11+ (a)(b) ...       8,500              0
                                    ------------   ------------
              TOTAL CORPORATE BONDS    1,657,720      1,622,659
                                    ------------   ------------

                                                      MARKET
     SHARES                              COST         VALUE
     ------                             ------        ------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
    187,500   GP Strategies Corp.,
                expires
                08/14/08+ (a)(c) ...$    477,799   $    555,248
                                    ------------   ------------
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expires 11/24/09+ ..      45,461              1
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
    284,777   National Patent Development Corp.,
                expires
                08/14/08+ (a)(c) ...           0         16,702
                                    ------------   ------------
              TOTAL WARRANTS .......     523,260        571,951
                                    ------------   ------------
  PRINCIPAL
   AMOUNT
  -------
              U.S. GOVERNMENT OBLIGATIONS -- 64.2%
              U.S. TREASURY BILLS -- 64.2%
$193,771,000  U.S. Treasury Bills,
                1.794% to 2.202%++,
                01/13/05 to
                03/17/05 ........... 193,300,618    193,297,370
                                    ------------   ------------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS ........ 193,300,618    193,297,370
                                    ------------   ------------
              TOTAL
                INVESTMENTS --
                100.2% .............$299,964,829    301,814,814
                                    ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- (0.2)% ..................     (559,588)
                                                   ------------
              NET ASSETS -- 100.0% ............... $301,255,226
                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ..................... $300,058,691
                                                   ============
              Gross unrealized appreciation ...... $  3,841,161
              Gross unrealized depreciation ......   (2,085,038)
                                                   ------------
              Net unrealized appreciation
                (depreciation) ................... $  1,756,123
                                                   ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $1,655,434 or 0.5% of total net assets.
 (b)  Security in default.
 (c) At December 31, 2004, the Fund held investments in restricted securities that were valued under methods approved by the Board as follows:

                                                                        12/31/04
                                                                        CARRYING
ACQUISITION                                   ACQUISITION  ACQUISITION    VALUE
  SHARES    ISSUER                                DATE        COST      PER UNIT
----------- ------                            -----------  -----------  --------
  284,777  National Patent Development Corp.
             warrants expire 08/14/08           11/24/04       $0.00     $0.0586
  187,500  GP Strategies Corp.
             warrants expire 08/14/08           08/08/03    $477,799     $2.9613


 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $299,964,829) ....   $ 301,814,814
  Cash .........................................             904
  Receivable for Fund shares sold ..............         114,725
  Dividends and interest receivable ............          51,712
  Other assets .................................          12,994
                                                   -------------
  TOTAL ASSETS .................................     301,995,149
                                                   -------------
LIABILITIES:
  Payable for Fund shares redeemed .............         305,363
  Payable for investments purchased ............         187,040
  Payable for investment advisory fees .........         128,311
  Other accrued expenses .......................         119,209
                                                   -------------
  TOTAL LIABILITIES ............................         739,923
                                                   -------------
  NET ASSETS applicable to 30,573,040
    shares outstanding .........................   $ 301,255,226
                                                   =============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ...........   $      30,573
  Additional paid-in capital ...................     299,546,030
  Accumulated net investment income ............         (77,500)
  Accumulated net realized loss on investments .         (93,862)
  Net unrealized appreciation on investments ...       1,849,985
                                                   -------------
  NET ASSETS ...................................   $ 301,255,226
                                                   =============

  NET ASSET VALUE, offering and redemption price
    per share ($301,255,226 / 30,573,040 shares
    outstanding; 1,000,000,000 shares authorized
    of $0.001 par value) .......................          $9.85
                                                          =====

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $11,287)   $ 1,510,939
  Interest ..................................     2,965,695
                                                -----------
  TOTAL INVESTMENT INCOME ...................     4,476,634
                                                -----------
EXPENSES:
  Investment advisory fees ..................     3,115,188
  Distribution fees .........................       116,972
  Shareholder communications expenses .......        66,421
  Legal and audit fees ......................        64,788
  Custodian fees ............................        54,580
  Shareholder services fees .................        52,991
  Registration fees .........................        27,311
  Directors' fees ...........................        11,000
  Miscellaneous expenses ....................        64,171
                                                -----------
  TOTAL EXPENSES ............................     3,573,422
                                                -----------
  Fees waived (see Notes 3 and 4) ...........    (1,674,566)
                                                -----------
  TOTAL NET EXPENSES ........................     1,898,856
                                                -----------
  NET INVESTMENT INCOME .....................     2,577,778
                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..........     2,735,139
  Net realized loss on foreign
    currency transactions ...................      (117,934)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translation ....................       620,592
                                                -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................     3,237,797
                                                -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................   $ 5,815,575
                                                ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2004   DECEMBER 31, 2003
                                         -----------------   -----------------
OPERATIONS:
  Net investment income ................   $   2,577,778      $   1,601,276
  Net realized gain on investments,
    foreign currency, options and
    futures transactions ...............       2,617,205          6,845,476
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency ...................         620,592          4,808,623
                                           -------------      -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..........       5,815,575         13,255,375
                                           -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ................      (2,296,707)          (302,802)
  Net realized gain on investments .....      (2,840,663)        (8,024,250)
                                           -------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..      (5,137,370)        (8,327,052)
                                           -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from
    capital share transactions .........       6,506,698         28,127,775
                                           -------------      -------------
  REDEMPTION FEES ......................              27                 --
                                           -------------      -------------
  NET INCREASE IN NET ASSETS ...........       7,184,930         33,056,098
NET ASSETS:
  Beginning of period ..................     294,070,296        261,014,198
                                           -------------      -------------
  End of period (including undistributed
    net investment income of
    $0 and $433,994, respectively) .....   $ 301,255,226      $ 294,070,296
                                           =============      =============


                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $792,565 and to decrease accumulated net realized loss on investments by $543,369, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund, including the Fund's use of the tax accounting practice known as equalization, and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                           YEAR ENDED           YEAR ENDED
                                       DECEMBER 31, 2004    DECEMBER 31, 2003
                                       -----------------    -----------------
           DISTRIBUTIONS PAID FROM:
           Ordinary income
             (inclusive of short term
             capital gains) .............. $5,386,566           $  302,802
           Net long term capital gains ...         --            8,024,250
                                           ----------           ----------
           Total distributions paid ...... $5,386,566           $8,327,052
                                           ==========           ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

                  Net unrealized appreciation ...................... $1,756,123
                  Other temporary differences ......................    (77,500)
                                                                     ----------
                  Total accumulated gain ........................... $1,678,623
                                                                     ==========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. Since April 1, 2002, the Adviser has voluntarily agreed to reduce its advisory fee by 0.50%, but may increase or decrease the advisory fee rate reduction at any time. The Fund's expenses were reduced by $1,557,594 for the year ended December 31, 2004. Such amounts are not recoverable in future years.

4. DISTRIBUTION PLAN. At the Fund's inception, the Board adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Effective January 1, 2003, Gabelli & Company, Inc. voluntarily agreed to waive the full 0.25% fee indefinitely. The plan was terminated on February 25, 2004. For the year ended December 31, 2004, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $116,972 or 0.25% (annualized) of average daily net assets, the annual limitation under the Plan. However, as noted, such distribution costs were waived which reduced Fund expenses by the same amount.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $248,558,294 and $116,669,832, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $229,010 to Gabelli & Company.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended December 31, 2004, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                           YEAR ENDED                        YEAR ENDED
                                        DECEMBER 31, 2004                 DECEMBER 31, 2003
                                  ----------------------------      ----------------------------
                                    SHARES           AMOUNT           SHARES           AMOUNT
                                  ----------      ------------      -----------    -------------
Shares sold .....................  5,283,745      $ 52,102,231       12,764,211    $ 125,709,683
Shares issued upon
  reinvestment of dividends .....    396,288         3,899,474          654,597        6,434,682
Shares redeemed ................. (5,013,498)      (49,495,007)     (10,576,893)    (104,016,590)
                                  ----------      ------------      -----------    -------------
  Net increase ..................    666,535      $  6,506,698        2,841,915    $  28,127,775
                                  ==========      ============      ===========    =============

Effective November 1, 2004, the Fund imposed a redemption fee of 2.00% on Fund shares that are redeemed or exchanged within sixty days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the period ended December 31, 2004 amounted to $27.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------
                                                          2004         2003         2002        2001         2000
                                                       --------     --------    --------     --------     -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .............. $   9.83     $   9.64    $   9.65     $   9.45     $  9.44
                                                       --------     --------    --------     --------     -------
   Net investment income .............................     0.08         0.05        0.07         0.10        0.19
   Net realized and unrealized
     gain on investments .............................     0.11         0.43        0.01         0.33        0.83
                                                       --------     --------    --------     --------     -------
   Total from investment operations ..................     0.19         0.48        0.08         0.43        1.02
                                                       --------     --------    --------     --------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .............................    (0.08)       (0.01)      (0.05)       (0.09)      (0.12)
   Net realized gain on investments ..................    (0.09)       (0.28)      (0.04)       (0.14)      (0.89)
                                                       --------     --------    --------     --------     -------
   Total distributions ...............................    (0.17)       (0.29)      (0.09)       (0.23)      (1.01)
                                                       --------     --------    --------     --------     -------
REDEMPTION FEES ......................................     0.00(b)        --          --           --          --
                                                       --------     --------    --------     --------     -------
   NET ASSET VALUE, END OF PERIOD .................... $   9.85     $   9.83    $   9.64     $   9.65     $  9.45
                                                       ========     ========    ========     ========     =======
   Total return+ .....................................     1.9%         4.9%        0.9%         4.6%       10.9%
                                                       ========     ========    ========     ========     =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .............. $301,255     $294,070    $261,014     $167,409     $62,372
   Ratio of net investment income
     to average net assets ...........................    0.83%        0.59%       0.74%        1.43%       1.55%
   Ratio of operating expenses to
     average net assets
     before fees waived ..............................    1.15%        1.40%       1.39%        1.46%(a)    1.50%(a)
   Ratio of operating expenses
     to average net assets net
     of fees waived ..................................    0.61%        0.65%       0.99%        1.46%(a)    1.50%(a)
   Portfolio turnover rate ...........................     141%         244%        252%         308%        312%

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The fund incurred interest expense during the years ended December 31, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.44% and 1.45%, respectively.
(b) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli ABC Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc., as of December 31, 2004, and the related statement of operations for year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli ABC Fund at December 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP
New York, New York
February 11, 2005

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2004, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income and short term capital gains) totaling $0.17. For the fiscal year ended December 31, 2004, 15.82% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 11.00% of the ordinary income distribution was qualifying dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 30.15%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli ABC Fund met this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli ABC Fund Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli ABC Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF        NUMBER OF
NAME, POSITION(S)     OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                     HELD BY DIRECTOR 4
-----------------    -------------  ----------------     -----------------------                    ------------------
INTERESTED DIRECTORS 3:
MARIO J. GABELLI       Since 1993          24    Chairman of the Board, Chief Executive             Director of Morgan
Director and                                     Officer of Gabelli Asset Management Inc. and       Group Holdings, Inc.
Chief Investment Officer                         Chief Investment Officer of Gabelli Funds, LLC     (holding company)
Age: 62                                          and GAMCO Investors, Inc.; Vice Chairman
                                                 and Chief Executive Officer of Lynch Interactive
                                                 Corporation (multimedia and services)

KARL OTTO POHL         Since 1993          34    Member of the Shareholder Committee of Sal         Director of Gabelli Asset
Director                                         Oppenheim Jr. & Cie (private investment            Management Inc.
Age: 75                                          bank); Former President of the                     (investment management);
                                                 Deutsche Bundesbank and Chairman of its            Chairman, Incentive
                                                 Central Bank Council (1980-1991)                   Capital and Incentive
                                                                                                    Asset Management
                                                                                                    (Zurich); Director at
                                                                                                    Sal Oppenheim Jr. &
                                                                                                    Cie, Zurich

NON-INTERESTED DIRECTORS:
ANTHONY J. COLAVITA    Since 1993          36    President and Attorney at Law in the law firm               --
Director                                         of Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT     Since 1993          13    Former Senior Vice President and Chief             Director of Aphton
Director                                         Financial Officer of KeySpan Energy                Corporation
Age: 61                                          Corporation                                        (Biopharmaceutical
                                                                                                    company)

MARY E. HAUCK          Since 2000           6    Retired Senior Manager of the Gabelli O'Connor              --
Director                                         Fixed Income Mutual Funds Management Company
Age: 62

WERNER J. ROEDER, MD   Since 1993          26    Medical Director of Lawrence Hospital and                   --
Director                                         practicing private physician
Age: 64
OFFICERS:
BRUCE N. ALPERT        Since 2003          --    Executive Vice President and Chief Operating                --
President and Treasurer                          Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                          an officer of all mutual funds advised by
                                                 Gabelli Funds, LLC and its affiliates.
                                                 Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --    Vice President, General Counsel and Secretary of            --
Vice President and                               Gabelli Asset Management Inc. since 1999 and GAMCO
Secretary                                        Investors, Inc. since 1993; Secretary of all mutual funds
Age: 41                                          advised by Gabelli Advisers, Inc. and Gabelli Funds, LLC


PETER GOLDSTEIN        Since 2004          --    Director of Regulatory Affairs at Gabelli Asset Management  --
Chief Compliance Officer                         Inc. since February 2004; Vice President of Goldman Sachs
Age: 51                                          Asset Management from November 2000 through January
                                                 2004; Deputy General Counsel at Gabelli Asset Management
                                                 Inc. from February 1998 through November 2000

--------------------------------------------------------------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                         Mary E. Hauck
CHAIRMAN AND CHIEF                            (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                            GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.                 MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                           Karl Otto Pohl
ATTORNEY-AT-LAW                               FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                     DEUTSCHE BUNDESBANK

Vincent D. Enright                            Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT                  MEDICAL DIRECTOR
AND CHIEF FINANCIAL OFFICER                   LAWRENCE HOSPITAL
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                               James E. McKee
PRESIDENT AND TREASURER                       SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q404SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
ABC
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004


ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,300 in 2004 and $25,000 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,400 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,400 in 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000475).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.


   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date     March 9, 2005
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* Print the name and title of each signing officer under his or her signature.